Asset Retirement Obligations and Accrued Environmental Costs (Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,654
Settled during the year	(99)
Foreign currency translation and other	(50)
Other provisions ending balance	1,731	$ 1,654
Current liabilities
Payables and accrued charges (Note 20)	188	165
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,543
Disposals	42
Change in estimates	219
Unwinding of discount on asset retirement obligations	49	33
Surety Bonds	499
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,259
Settled during the year	(77)
Foreign currency translation and other	(45)
Other provisions ending balance	1,371	1,259
Current liabilities
Payables and accrued charges (Note 20)	160
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,211
Disposals	42
Change in estimates	228
Unwinding of discount on asset retirement obligations	48
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	395
Settled during the year	(22)
Foreign currency translation and other	(5)
Other provisions ending balance	360	$ 395
Current liabilities
Payables and accrued charges (Note 20)	28
Non-current liabilities
Asset retirement obligations and accrued environmental costs	332
Disposals	0
Change in estimates	(9)
Unwinding of discount on asset retirement obligations	$ 1